Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended															0 Months Ended		12 Months Ended										12 Months Ended	0 Months Ended		12 Months Ended												0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended												0 Months Ended	12 Months Ended
	Dec. 31, 2012 Business_Segments	Dec. 31, 2011	Dec. 31, 2012 HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Successor [Member] Segment, Continuing Operations [Member]	Dec. 31, 2011 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2011 Successor [Member] HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2012 Successor [Member] HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2010 Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 21, 2011 Predecessor [Member] HFS Disposal Group [Member]	Dec. 31, 2010 Predecessor [Member] HFS Disposal Group [Member]	Dec. 21, 2011 Predecessor [Member] HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2010 Predecessor [Member] HFS Disposal Group [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2012 Harland Clark Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Harland Clark Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Harland Clark Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Harland Clark Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 21, 2011 Harland Clark Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2010 Harland Clark Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Scantron Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Scantron Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Scantron Segment [Member] Successor [Member]	Dec. 31, 2011 Scantron Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Scantron Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Scantron Segment [Member] Predecessor [Member]	Dec. 31, 2010 Scantron Segment [Member] Predecessor [Member]	Dec. 21, 2011 Scantron Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2010 Scantron Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Faneuil Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Faneuil Segment [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Faneuil Segment [Member] Successor [Member]	Dec. 31, 2012 Faneuil Segment [Member] Successor [Member]	Dec. 31, 2011 Faneuil Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Faneuil Segment [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 21, 2011 Faneuil Segment [Member] Predecessor [Member]	Dec. 31, 2010 Faneuil Segment [Member] Predecessor [Member]	Dec. 21, 2011 Faneuil Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2010 Faneuil Segment [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2012 Corporate and Other [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Corporate and Other [Member] Segment, Continuing Operations [Member]		Dec. 31, 2011 Corporate and Other [Member] Successor [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Corporate and Other [Member] Successor [Member] Segment, Continuing Operations [Member]		Dec. 21, 2011 Corporate and Other [Member] Predecessor [Member] Segment, Continuing Operations [Member]		Dec. 31, 2010 Corporate and Other [Member] Predecessor [Member] Segment, Continuing Operations [Member]
Business Segment Information [Abstract]
Number of Reportable Segments	3
Product revenues, net:
Product revenues, net					$ 26.3	$ 1,206.5	$ 26.3	$ 1,206.5					$ 1,203.8	$ 1,272.8	$ 1,203.8		$ 1,272.8										$ 23.9	[1]	$ 1,107.9	[1]	$ 1,092.0	[1]	$ 1,156.6	[1]						$ 2.4	[1],[2]	$ 91.8	[1],[2]			$ 103.2	[1],[2]	$ 110.3	[1],[2]							$ 0	[1],[3]	$ 6.8	[1],[3]			$ 8.6	[1],[3]	$ 5.9	[1],[3]					$ 0	$ 0		$ 0		$ 0
Service revenues, net:
Service revenues, net					5.1	208.7	5.1	208.7					102.7	115.7	102.7		115.7										0.4	[1]	34.5	[1]	28.1	[1]	46.5	[1]						2.0	[1],[2]	26.3	[1],[2]			14.7	[1],[2]	9.2	[1],[2]							2.7	[1],[3]	147.9	[1],[3]			59.9	[1],[3]	60.0	[1],[3]					0	0		0		0
Intersegment revenues:
Intersegment revenues							0	0							0		0										0	[1]	0.2	[1]	0.1	[1]	0.3	[1]						0	[1],[2]	1.8	[1],[2]			0.3	[1],[2]	0	[1],[2]							0	[1],[3]	0.3	[1],[3]			0.3	[1],[3]	0.4	[1],[3]					0	(2.3)		(0.7)		(0.7)
Operating income (loss):(6)
Operating income (loss)					(2.1)	177.5	(2.1) [4]	177.5 [4]					106.8	248.1	106.8	[4]	248.1	[4]									(0.6)	[1],[4]	214.0	[1],[4]	242.8	[1],[4]	241.2	[1],[4]						(1.4)	[1],[2],[4]	(26.6)	[1],[2],[4]			(130.6)	[1],[2],[4]	9.0	[1],[2],[4]							0.2	[1],[3],[4]	8.8	[1],[3],[4]			9.4	[1],[3],[4]	13.1	[1],[3],[4]					(0.3) [4]	(18.7)	[4]	(14.8)	[4]	(15.2)	[4]
Depreciation and amortization (excluding amortization of debt fair value adjustments, original issue discount and deferred financing fees): (7)
Depreciation and amortization (excluding amortization of debt fair value adjustments, original issue discount and deferred financing fees): (7)							5.0	175.2			1.0	38.4			132.3		129.4				26.1	28.5					4.3	[1],[5]	146.2	[1],[5]	89.2	[1]	103.5	[1]						0.6	[1],[2],[5]	17.9	[1],[2],[5]			34.6	[1],[2],[5]	20.2	[1],[2],[5]							0.1	[1],[3],[5]	11.1	[1],[3],[5]			8.5	[1],[3],[5]	5.7	[1],[3],[5]					0	0		0		0
Non-cash asset impairment charges:
Asset impairment charges					0	1.6	0	1.6					111.6	3.7	111.6		3.7										0	[1]	0.8	[1]	0.6	[1]	3.7	[1]						0	[1],[2]	0	[1],[2]			108.3	[1],[2]	0	[1],[2]							0	[1],[3]	0.8	[1],[3]			2.7	[1],[3]	0	[1],[3]					0	0		0		0
Capital expenditures (excluding capital leases):
Capital expenditures (excluding capital leases)					0.1	57.8	0.1	48.2			0	9.6	58.6	38.6	51.6		30.3				7.0	8.3					0	[1]	36.9	[1]	39.2	[1]	24.3	[1]						0	[1],[2]	6.5	[1],[2]			11.7	[1],[2]	5.0	[1],[2]							0.1	[1],[3]	4.8	[1],[3]			0.7	[1],[3]	1.0	[1],[3]					0	0		0		0
Total assets:
Assets	2,986.4	3,103.7	413.2	426.7	3,103.7 [6]	2,986.4																	1,409.4	[1]	1,498.5	[1],[6]									184.0	[1],[2]	173.1	[1],[2],[6]												117.0	[1],[3]	114.9	[1],[3],[6]													862.8	[7]	890.5	[6],[7]
Segment Reporting Information, Additional Information [Abstract]
Goodwill	761.6	758.6
Revaluation of contingent consideration					0	0							(23.6)	0.3
Restructuring costs					0	18.5							12.2	19.5																									5.8					4.5	6.6										1.7						0.6
Asset impairment charges					0	1.6	0	1.6					111.6	3.7	111.6		3.7										0	[1]	0.8	[1]	0.6	[1]	3.7	[1]						0	[1],[2]	0	[1],[2]			108.3	[1],[2]	0	[1],[2]							0	[1],[3]	0.8	[1],[3]			2.7	[1],[3]	0	[1],[3]					0	0		0		0
Depreciation					$ 1.9	$ 75.9			$ 0.1	$ 9.1			$ 40.9	$ 48.9					$ 4.5	$ 5.1																																		$ 0	$ 0.7					$ 0.8	$ 0.8

[1]	See Notes 1 and 3 for information regarding the effect of acquisition accounting related to the MacAndrews Acquisition on operating results.
[2]	Includes results of the acquired Spectrum K12 and GlobalScholar businesses from their respective dates of acquisition.
[3]	Includes results of the acquired Faneuil business from the date of common control.
[4]	Includes (gain) loss from revaluation of contingent consideration arrangements of $0.0, $0.0, $(23.6) and $0.3 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, and restructuring costs of $18.5, $0.0, $12.2 and $19.5 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, (see Note 15) and non-cash impairment charges of $1.6, $0.0, $111.6 and $3.7 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.
[5]	Includes allocation of depreciation of $0.7, $0.0, $0.8 and $0.8 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, from the Scantron segment to the Faneuil segment for assets that are assigned to the Scantron segment.
[6]	As discussed in Note 3, amounts have been adjusted from preliminary amounts set forth in the Company's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.
[7]	Total assets include goodwill of $761.6 and $758.6 as of December 31, 2012 and 2011, respectively.